Trade and Other Payables	12 Months Ended
Dec. 31, 2022
Disclosure of Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES

24 TRADE AND OTHER PAYABLES

	2022	2021
	USD	USD

Trade payables (content and service providers)	12,311,919	6,075,269
Accrued content acquisition and royalty costs	10,388,153	8,481,666
Social security and taxes payable	259,345	358,702
Withholding taxes payable	437,300	11,008
Other accrued expenses	1,767,875	657,727
Deferred purchase price	250,000	-
Other payables	1,107,647	307,757
	26,522,239	15,892,129